Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended		3 Months Ended
	Dec. 02, 2014	Dec. 31, 2014	Jan. 31, 2013	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Time Deposits		$ 29,786,000		$ 6,520,000			$ 26,110,000
Purchase Price Due And Payable Percentage Of Vessels			10.00%
Second Installement [Member]
Commitments and Contingencies [Line Items]
Purchase Price Due And Payable Percentage Of Vessels	5.00%		10.00%
Third Installement [Member]
Commitments and Contingencies [Line Items]
Purchase Price Due And Payable Percentage Of Vessels		5.00%	10.00%	5.00%
Fourth Installement [Member]
Commitments and Contingencies [Line Items]
Purchase Price Due And Payable Percentage Of Vessels		10.00%		10.00%
Four Ice Class 1A Panamax Vessels [Member]
Commitments and Contingencies [Line Items]
Contractual Obligation			$ 32,600,000
Two Ultramax Vessels [Member]
Commitments and Contingencies [Line Items]
Contractual Obligation							28,950,000
Time Deposits		$ 8,685,000		$ 8,685,000
Subsequent Event [Member] | Shipbuilding Contracts [Member]
Commitments and Contingencies [Line Items]
Purchase Obligation, Due in Next Twelve Months				28,975,000		$ 6,500,000
Purchase Obligation, Due in Second Year				$ 46,320,000	$ 68,800,000
Bulk Ventures Holding Company Ltd [Member]
Commitments and Contingencies [Line Items]
Time Deposits							$ 2,895,000